Loans Payable to Third Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Loans Payable to Third Parties
Loan payable to third party (i)	$ 0	$ 1,027,734
Loans payable to third party (ii)	3,769,821	2,223,000
Total	$ 3,769,821	$ 3,250,734